Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Segment information
Schedule of revenue geographical areas

	Revenue from external customers
	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
At a point in time	USD’000	USD’000	USD’000
United States(1)	1,062,134	1,240,906	858,858
Mainland China and Hong Kong	1,985,292	1,465,553	1,447,427
Eurasia(2)	312,558	394,716	607,895
	3,359,984	3,101,175	2,914,180

(1)	Presenting the revenue to those companies whose headquarters are in the United States, but ultimately selling and shipping the products to their global customers.
(2)	Not including Mainland China and Hong Kong.

Schedule of revenue by product and service type

	Revenue from external customers
	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
At a point in time	USD’000	USD’000	USD’000
Sales of wafers	3,031,770	3,038,947	2,803,819
Mask making, testing and others(1)	328,214	62,228	110,361
	3,359,984	3,101,175	2,914,180

(1)

Including the recognized technology licensing revenue of US$163.8 million for the year ended December 31, 2018. The technology licensing internally developed and not capitalized was authorized to Semiconductor Manufacturing Electronics (Shaoxing) Corporation (“SMEC”, an associate of the Group) with no related cost of sales recognized by the Group.

Schedule of property, plant and equipment by geographical area

	Property, plant and equipment
	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
United States	15	45	69
Europe	1,603	137,778	125,339
Asia(1)	66	117	97
Hong Kong	2,415	2,618	2,839
Mainland China	6,773,871	6,382,845	5,559,013
	6,777,970	6,523,403	5,687,357

Not including Mainland China and Hong Kong